PREPAYMENTS - THIRD PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS - THIRD PARTIES
Provision for doubtful accounts of prepayments	$ 47,645	$ (1,243,233)	$ 1,196,563
Non-related party
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	1,228,357	1,540,597
Less: Provision for doubtful accounts	(612,546)	(581,462)	(2,153,390)
Total	615,811	959,135
Provision for doubtful accounts of prepayments	$ 47,645	$ (1,243,233)	$ 1,196,563